Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Operating Lease Option To Extend	options to extend the term of the lease for up to 12 years
Operating Lease Option To Terminate	terminate the lease within 1 year
Cost of Sales [Member]
Lessee, Lease, Description [Line Items]
Operating lease expense		$ 330
Selling, General and Administrative Expenses [Member]
Lessee, Lease, Description [Line Items]
Operating lease expense		$ 31
Manufacturing Facility [Member]
Lessee, Lease, Description [Line Items]
Operating lease liabilitites	$ 22
Operating lease year of commencement	2020
Use Rights [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	90 years
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	33 years
Maximum [Member] | Manufacturing Facility [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	8 years
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	1 year
Minimum [Member] | Manufacturing Facility [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	1 year